Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 contract	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net sales	$ 32,384,274	$ 38,167,606	$ 35,525,254	$ 21,364,465	$ 33,107,127	$ 35,365,727	$ 35,308,675	$ 25,060,293	$ 127,441,599	$ 128,841,822	$ 110,097,387
Gross profit (loss) from operations	8,015,903	5,789,029	7,278,145	(411,760)	8,421,746	6,284,406	8,434,539	1,419,126	20,671,317	24,559,817	14,500,523
Income (loss) from operations	3,826,568	2,058,449	3,793,473	(4,162,165)	4,586,661	2,702,716	5,007,959	(2,171,640)	5,516,325	10,125,696	164,547
Net income (loss) from continuing operations	3,088,963	1,419,185	3,876,241	(262,415)	3,568,334	4,547,458	3,592,077	(1,277,732)	8,121,974	10,430,137	3,540,268
Net income (loss) from discontinued operations	462,726	550,180	(2,013,143)	(1,679,026)	(3,736,141)	(2,288,550)	(312,592)	(963,069)
Net income (loss)									5,442,711	3,129,785	1,590,243
Basic earnings (loss) per share
Basic earnings from continuing operations (in dollars per share)	$ 0.77	$ 0.36	$ 0.96	$ (0.06)	$ 0.89	$ 1.14	$ 0.89	$ (0.32)	$ 2.03	$ 2.60	$ 0.87
Basic earnings from discontinued operations (in dollars per share)	$ 0.11	$ 0.14	$ (0.50)	$ (0.42)	$ (0.93)	$ (0.57)	$ (0.08)	$ (0.24)	$ (0.67)	$ (1.82)	$ (0.48)
Net earnings (loss) per share (in dollars per share)									$ 1.36	$ 0.78	$ 0.39
Change in accounting principle, effect on net income (loss)		(3,023)	(15,653)	(2,222)	34,372	(1,466)	(57,373)	(1,466)
Loss resulted from change in estimate in construction contracts during the fourth quarter of 2012	4,900,000
Number of Contracts					3
Virtually Completed [Member]
Basic earnings (loss) per share
Number of Contracts					1
Three-fourths Completed [Member]
Basic earnings (loss) per share
Number of Contracts					2
As Adjusted [Member]
Quarterly Financial Data [Abstract]
Net income (loss)	3,551,689	1,969,365	1,863,098	(1,941,441)	(167,807)	2,258,908	3,279,485	(2,240,801)
Basic earnings (loss) per share
Net earnings (loss) per share (in dollars per share)	$ 0.88	$ 0.50	$ 0.46	$ (0.48)	$ (0.04)	$ 0.57	$ 0.81	$ (0.56)
As Previously Reported [Member]
Quarterly Financial Data [Abstract]
Net income (loss)	$ 3,551,689	$ 1,972,388	$ 1,878,751	$ (1,939,219)	$ (202,179)	$ 2,260,374	$ 3,336,857	$ (2,239,335)
Basic earnings (loss) per share
Net earnings (loss) per share (in dollars per share)	$ 0.88	$ 0.49	$ 0.47	$ (0.48)	$ (0.04)	$ 0.56	$ 0.83	$ (0.56)